Analysis of Net Debt - Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	$ 5,783	$ 7,721	$ 4,218	$ 2,686
Interest-bearing loans and borrowings (note 24)	(10,487)	(12,215)
Lease liabilities (note 20)	(1,671)	(1,635)	(1,697)
Derivative financial instruments (net) (note 25)	122	188	$ 74
Group net debt excluding net debt reclassified as held for sale	(6,253)	(5,941)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-controlling interests	(681)	(692)
Capital and reserves attributable to the Company's equity holders	20,233	19,656
Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	5,783	7,721
Interest-bearing loans and borrowings (note 24)	(10,487)	(12,215)
Lease liabilities (note 20)	(1,671)	(1,635)
Derivative financial instruments (net) (note 25)	122	188
Group net debt excluding net debt reclassified as held for sale	(6,253)	(5,941)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	30,529	29,783
Current assets	8,222	7,239
Non-current liabilities	(4,863)	(4,833)
Current liabilities	(6,721)	(5,900)
Non-controlling interests	(681)	(692)
Capital and reserves attributable to the Company's equity holders	20,233	19,656
US Dollar [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	2,266	1,886
Interest-bearing loans and borrowings (note 24)	(4,665)	(5,134)
Lease liabilities (note 20)	(856)	(797)
Derivative financial instruments (net) (note 25)	189	937
Group net debt excluding net debt reclassified as held for sale	(3,066)	(3,108)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	17,661	16,199
Current assets	4,369	3,586
Non-current liabilities	(3,115)	(3,094)
Current liabilities	(2,866)	(2,160)
Non-controlling interests	(105)	(103)
Capital and reserves attributable to the Company's equity holders	12,878	11,320
Euro [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	2,386	4,586
Interest-bearing loans and borrowings (note 24)	(4,479)	(5,589)
Lease liabilities (note 20)	(250)	(282)
Derivative financial instruments (net) (note 25)	1,463	736
Group net debt excluding net debt reclassified as held for sale	(880)	(549)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	4,204	4,614
Current assets	1,498	1,465
Non-current liabilities	(714)	(678)
Current liabilities	(1,593)	(1,654)
Non-controlling interests	(45)	(54)
Capital and reserves attributable to the Company's equity holders	2,470	3,144
Pound Sterling [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	365	319
Interest-bearing loans and borrowings (note 24)	(537)	(543)
Lease liabilities (note 20)	(255)	(247)
Derivative financial instruments (net) (note 25)	(339)	(344)
Group net debt excluding net debt reclassified as held for sale	(766)	(815)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	2,614	2,598
Current assets	993	871
Non-current liabilities	(431)	(391)
Current liabilities	(1,156)	(980)
Non-controlling interests	0
Capital and reserves attributable to the Company's equity holders	1,254	1,283
Canadian Dollar [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	274	319
Interest-bearing loans and borrowings (note 24)	(3)	(6)
Lease liabilities (note 20)	(150)	(156)
Derivative financial instruments (net) (note 25)	(606)	(774)
Group net debt excluding net debt reclassified as held for sale	(485)	(617)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,844	1,905
Current assets	564	519
Non-current liabilities	(213)	(229)
Current liabilities	(348)	(338)
Non-controlling interests	0
Capital and reserves attributable to the Company's equity holders	1,362	1,240
Philippine Peso [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	19	62
Interest-bearing loans and borrowings (note 24)	(431)	(546)
Lease liabilities (note 20)	(8)	(10)
Derivative financial instruments (net) (note 25)	(91)	(25)
Group net debt excluding net debt reclassified as held for sale	(511)	(519)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,621	1,759
Current assets	176	171
Non-current liabilities	(132)	(177)
Current liabilities	(153)	(165)
Non-controlling interests	(498)	(501)
Capital and reserves attributable to the Company's equity holders	503	568
Polish Zloty [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	166	149
Interest-bearing loans and borrowings (note 24)	0
Lease liabilities (note 20)	(54)	(31)
Derivative financial instruments (net) (note 25)	(184)	(111)
Group net debt excluding net debt reclassified as held for sale	(72)	7
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	371	368
Current assets	161	155
Non-current liabilities	(19)	(22)
Current liabilities	(178)	(175)
Non-controlling interests	0
Capital and reserves attributable to the Company's equity holders	263	333
Swiss Franc [Member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	103	125
Interest-bearing loans and borrowings (note 24)	(361)	(374)
Lease liabilities (note 20)	(47)	(54)
Derivative financial instruments (net) (note 25)	0
Group net debt excluding net debt reclassified as held for sale	(305)	(303)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	608	553
Current assets	84	85
Non-current liabilities	(168)	(145)
Current liabilities	(83)	(91)
Non-controlling interests	(8)	(8)
Capital and reserves attributable to the Company's equity holders	128	91
Other currencies [Member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents (note 23)	204	275
Interest-bearing loans and borrowings (note 24)	(11)	(23)
Lease liabilities (note 20)	(51)	(58)
Derivative financial instruments (net) (note 25)	(310)	(231)
Group net debt excluding net debt reclassified as held for sale	(168)	(37)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	1,606	1,787
Current assets	377	387
Non-current liabilities	(71)	(97)
Current liabilities	(344)	(337)
Non-controlling interests	(25)	(26)
Capital and reserves attributable to the Company's equity holders	$ 1,375	$ 1,677